CECL (Details 14) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022 CHF (SFr) contract	Mar. 31, 2022 CHF (SFr) contract	Jun. 30, 2021 CHF (SFr) contract	Jun. 30, 2022 CHF (SFr) contract	Jun. 30, 2021 CHF (SFr) contract
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	8	4	5	12	16
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 230	SFr 69	SFr 21	SFr 299	SFr 436
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 210	SFr 47	SFr 17	SFr 257	SFr 428
Restructured loans, subsequently defaulted, Number of contracts | contract	0	0	3	0	3
Restructured loans, subsequently defaulted, Recorded Investment	SFr 0	SFr 0	SFr 156	SFr 0	SFr 156
Consumer | Loans collateralized by securities
Restructured loans
Restructured loans, subsequently defaulted, Number of contracts | contract	0	0	3	0	3
Restructured loans, subsequently defaulted, Recorded Investment	SFr 0	SFr 0	SFr 156	SFr 0	SFr 156
Corporate and institutional | Real estate
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	1	0	1	1	1
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 102	SFr 0	SFr 2	SFr 102	SFr 2
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 82	SFr 0	SFr 2	SFr 82	SFr 2
Corporate and institutional | Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	7	4	4	11	14
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 128	SFr 69	SFr 19	SFr 197	SFr 390
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 128	SFr 47	SFr 15	SFr 175	SFr 382
Corporate and institutional | Financial institutions
Restructured loans
Restructured loans, Modifications, Number of contracts | contract				0	1
Restructured loans, Modifications, Pre-Modification Recorded Investment				SFr 0	SFr 44
Restructured loans, Modifications, Post-Modification Recorded Investment				SFr 0	SFr 44
Bank
Restructured loans
Restructured loans, Modifications, Number of contracts | contract				12	16
Restructured loans, Modifications, Pre-Modification Recorded Investment				SFr 299	SFr 436
Restructured loans, Modifications, Post-Modification Recorded Investment				SFr 257	SFr 428
Restructured loans, subsequently defaulted, Number of contracts | contract				0	3
Restructured loans, subsequently defaulted, Recorded Investment				SFr 0	SFr 156
Bank | Consumer | Loans collateralized by securities
Restructured loans
Restructured loans, subsequently defaulted, Number of contracts | contract				0	3
Restructured loans, subsequently defaulted, Recorded Investment				SFr 0	SFr 156
Bank | Corporate and institutional | Real estate
Restructured loans
Restructured loans, Modifications, Number of contracts | contract				1	1
Restructured loans, Modifications, Pre-Modification Recorded Investment				SFr 102	SFr 2
Restructured loans, Modifications, Post-Modification Recorded Investment				SFr 82	SFr 2
Bank | Corporate and institutional | Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract				11	14
Restructured loans, Modifications, Pre-Modification Recorded Investment				SFr 197	SFr 390
Restructured loans, Modifications, Post-Modification Recorded Investment				SFr 175	SFr 382
Bank | Corporate and institutional | Financial institutions
Restructured loans
Restructured loans, Modifications, Number of contracts | contract				0	1
Restructured loans, Modifications, Pre-Modification Recorded Investment				SFr 0	SFr 44
Restructured loans, Modifications, Post-Modification Recorded Investment				SFr 0	SFr 44